Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—55.1%
		Federal Home Loan Mortgage Corporation—27.8%
$ 69,620		Series 242, Class F29, 5.718% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	$ 68,489
52,429		Series 244, Class F22, 5.818% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	51,745
123,528		Series 244, Class F30, 5.768% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	121,780
24,791		Series 2111, Class MA, 5.968% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	24,769
25,330		Series 2111, Class MB, 5.968% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	25,308
25,869		Series 2111, Class MC, 5.968% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	25,846
25,292		Series 2286, Class FA, 5.868% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	25,218
62,540		Series 2296, Class FC, 5.968% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	62,422
105,714		Series 2326, Class FJ, 6.418% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	106,200
183,382		Series 2344, Class FP, 6.418% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	184,269
75,964		Series 2367, Class FG, 6.088% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	75,980
30,532		Series 2380, Class FI, 6.068% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	30,524
158,486		Series 2380, Class FL, 6.068% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	158,431
100,499		Series 2386, Class FE, 6.168% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	100,704
40,857		Series 2389, Class FI, 6.218% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	40,987
11,752		Series 2395, Class FT, 5.918% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	11,724
10,635		Series 2396, Class FL, 6.068% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	10,631
124,719		Series 2412, Class OF, 6.418% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	125,349
40,882		Series 2418, Class FO, 6.368% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	40,952
37,038		Series 2451, Class FC, 6.468% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	37,254
3,650		Series 2452, Class FG, 6.018% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	3,650
57,973		Series 2460, Class FE, 6.468% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	58,431
12,749		Series 2470, Class FI, 5.868% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	12,731
37,549		Series 2470, Class FW, 6.468% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	37,769
35,952		Series 2470, Class FX, 6.468% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	36,163
58,234		Series 2470, Class GF, 6.468% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	58,693
32,784		Series 2471, Class FS, 5.968% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	32,658
152,668		Series 2475, Class FL, 6.468% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	153,838
101,778		Series 2476, Class FC, 6.468% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	102,558
55,449		Series 2477, Class FD, 5.868% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	55,263
38,778		Series 2479, Class FA, 5.868% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	38,706
27,581		Series 2481, Class FC, 6.468% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	27,742
54,171		Series 2493, Class F, 5.868% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	54,028
25,140		Series 2495, Class F, 5.868% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	25,103
60,263		Series 2498, Class HF, 6.468% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	60,738
35,806		Series 2504, Class FP, 5.968% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	35,663
99,090		Series 2526, Class FC, 5.868% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	98,764
88,852		Series 2530, Class FK, 5.868% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	88,538
175,259		Series 2551, Class FD, 5.868% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	174,136
30,733		Series 2610, Class FD, 5.968% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	30,591
545,293		Series 2631, Class FC, 5.868% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	541,543
115,159		Series 2671, Class F, 5.918% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	114,473
162,656		Series 2684, Class FV, 6.368% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	163,623
740,172		Series 2750, Class FG, 5.868% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	735,170
1,894,168		Series 2750, Class FH, 5.968% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	1,887,334
35,414		Series 2796, Class FD, 5.818% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	35,358

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 233,900		Series 2812, Class LF, 5.868% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	$ 233,287
220,859		Series 3036, Class NF, 5.768% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	217,913
46,441		Series 3085, Class FW, 6.168% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	46,644
322,368		Series 3085, Class VF, 5.788% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	318,668
332,997		Series 3184, Class JF, 5.868% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	329,544
374,903		Series 3191, Class FE, 5.868% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	370,451
27,645		Series 3300, Class FA, 5.768% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	27,274
27,743		Series 3325, Class NF, 5.768% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	27,371
351,514		Series 3380, Class FP, 5.818% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	346,843
284,902		Series 3542, Class NF, 6.218% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	285,206
1,492,350		Series 4689, Class FD, 5.818% (30-DAY AVERAGE SOFR +0.464%), 6/15/2047	1,449,958
1,007,740		Series 4821, Class FL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	979,218
14,821,622		Series 4915, Class FD, 5.913% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	14,558,014
2,938,822		Series 4925, Class FH, 5.863% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	2,890,550
2,453,870		Series 4936, Class PF, 5.963% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,362,092
6,771,308		Series 4965, Class KF, 6.113% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	6,636,537
30,715,204		Series 5323, Class FA, 5.998% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	30,414,330
24,404,157		Series 5428, Class FC, 6.500% (30-DAY AVERAGE SOFR +1.200%), 7/25/2054	24,411,361
4,254,704		Series KF73, Class AS, 6.022% (SOFR +0.670%), 11/25/2029	4,253,053
12,539,975		Series KF76, Class AS, 5.962% (SOFR +0.610%), 1/25/2030	12,501,842
1,379,382		Series KF85, Class AL, 5.765% (30-DAY AVERAGE SOFR +0.414%), 8/25/2030	1,377,563
3,704,720		Series KF87, Class AL, 5.815% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	3,680,515
6,190,436		Series KF88, Class AL, 5.795% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	6,181,843
28,686,762		Series KF146, Class AS, 6.231% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	28,742,994
26,000,000		Series KF147, Class AS, 6.231% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,085,173
23,425,000		Series KF148, Class AS, 6.191% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,618,537
21,282,030		Series KF149, Class AS, 5.991% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	21,263,008
38,331,387		Series KF150, Class AS, 5.911% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	38,293,309
35,776,302		Series KF151, Class AS, 5.861% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	35,798,436
49,161,125		Series KF157, Class AS, 6.011% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	49,513,590
		TOTAL	343,206,970
		Federal National Mortgage Association—8.5%
8,699		Series 1998-22, Class FA, 5.867% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	8,679
12,917		Series 2000-34, Class F, 5.913% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	12,852
5,538		Series 2000-37, Class FA, 5.963% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	5,518
57		Series 2001-34, Class FB, 5.767% (30-DAY AVERAGE SOFR +0.414%), 12/18/2028	57
9,742		Series 2001-34, Class FL, 5.963% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	9,738
36,984		Series 2001-46, Class F, 5.867% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	36,933
72,955		Series 2001-53, Class FX, 5.813% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	72,479
132,809		Series 2001-56, Class FG, 5.963% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	132,747
48,496		Series 2001-68, Class FD, 5.963% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	48,432
41,623		Series 2002-4, Class FJ, 5.913% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	41,536
86,271		Series 2002-8, Class FA, 6.217% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	86,562
67,704		Series 2002-9, Class FH, 5.963% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	67,657
106,699		Series 2002-17, Class JF, 6.463% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	107,579
111,542		Series 2002-34, Class FC, 6.467% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	112,239
68,469		Series 2002-37, Class F, 6.263% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	68,586
3,940		Series 2002-39, Class FB, 6.017% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	3,931
24,045		Series 2002-41, Class F, 6.013% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	24,028
308,404		Series 2002-47, Class NF, 6.463% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	310,998
52,625		Series 2002-52, Class FD, 5.963% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	52,517

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 62,366		Series 2002-53, Class FG, 6.563% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	$ 63,048
229,673		Series 2002-58, Class FD, 6.063% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	229,417
76,608		Series 2002-64, Class FJ, 6.463% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	77,240
13,791		Series 2002-74, Class FV, 5.913% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	13,780
45,391		Series 2002-75, Class FD, 6.467% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	45,761
118,856		Series 2002-77, Class FH, 5.867% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	118,477
27,690		Series 2002-82, Class FB, 5.963% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	27,590
115,899		Series 2002-82, Class FC, 6.463% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	116,893
1,441		Series 2002-82, Class FG, 5.913% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	1,439
246,236		Series 2002-89, Class F, 5.763% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	244,399
46,358		Series 2002-90, Class FH, 5.963% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	46,195
420,482		Series 2002-93, Class FJ, 6.013% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	419,394
47,470		Series 2003-2, Class FA, 5.963% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	47,299
38,627		Series 2003-14, Class FT, 5.963% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	38,484
81,593		Series 2003-19, Class FY, 5.863% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	81,099
74,143		Series 2003-21, Class TF, 5.913% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	73,747
170,281		Series 2003-66, Class FA, 5.813% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	168,621
183,461		Series 2003-79, Class FC, 5.913% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	182,302
95,140		Series 2003-102, Class FT, 5.863% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	94,837
236,225		Series 2003-107, Class FD, 5.963% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	235,170
570,961		Series 2003-116, Class HF, 6.013% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	569,096
176,208		Series 2003-121, Class FD, 5.863% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	175,110
188,083		Series 2004-2, Class FW, 5.863% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	187,718
385,510		Series 2004-17, Class FT, 5.863% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	382,696
204,248		Series 2004-49, Class FN, 5.863% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	203,638
487,118		Series 2004-49, Class FQ, 5.913% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	486,416
536,369		Series 2004-51, Class FY, 5.843% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	532,515
268,447		Series 2004-53, Class FC, 5.913% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	266,735
160,025		Series 2004-64, Class FW, 5.913% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	159,607
274,051		Series 2005-104, Class FA, 5.863% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	271,584
1,008,119		Series 2006-75, Class FP, 5.763% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	993,794
229,482		Series 2006-79, Class DF, 5.813% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	227,322
321,159		Series 2006-81, Class FA, 5.813% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	317,297
712,034		Series 2006-90, Class FE, 5.913% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	708,371
366,582		Series 2006-98, Class FB, 5.773% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	362,178
1,181,532		Series 2006-W1, Class 2AF1, 5.683% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,170,295
369,638		Series 2008-52, Class FD, 5.813% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	365,727
233,831		Series 2009-57, Class NF, 6.063% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	233,808
64,397		Series 2009-63, Class FB, 5.963% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	64,091
2,482,846		Series 2010-136, Class F, 5.963% (30-DAY AVERAGE SOFR +0.614%), 12/25/2040	2,461,516
4,720,852		Series 2012-116, Class FA, 5.763% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	4,629,202
3,360,684		Series 2018-31, Class FD, 5.763% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,253,940
9,930,226		Series 2018-70, Class HF, 5.813% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	9,743,186
4,911,421		Series 2018-95, Class FB, 5.863% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	4,804,178
18,216,639		Series 2019-41, Class FD, 5.963% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	17,950,492
6,890,761		Series 2019-81, Class FJ, 5.963% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	6,762,643
15,043,457		Series 2023-42, Class FB, 5.813% (30-DAY AVERAGE SOFR +0.464%), 11/25/2048	14,772,372
9,278,516		Series 2023-42, Class FC, 5.893% (30-DAY AVERAGE SOFR +0.544%), 12/25/2049	9,144,605
10,035,345		Series 2023-42, Class FD, 5.863% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	9,690,032
10,356,581		Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	10,361,896
		TOTAL	104,780,320

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—18.8%
$ 90,355		Series 2004-59, Class FV, 5.700% (CME Term SOFR 1 Month +0.364%), 10/20/2033	$ 89,888
3,896,854		Series 2010-62, Class PF, 5.950% (CME Term SOFR 1 Month +0.614%), 5/20/2040	3,860,314
2,747,572		Series 2011-23, Class KF, 5.853% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,711,686
1,677,994		Series 2011-51, Class FA, 5.850% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,654,606
1,574,906		Series 2012-H15, Class FB, 5.946% (CME Term SOFR 1 Month +0.614%), 6/20/2062	1,570,447
367,471		Series 2012-H18, Class FA, 5.996% (CME Term SOFR 1 Month +0.664%), 8/20/2062	365,887
1,056,565		Series 2012-H18, Class SA, 6.026% (CME Term SOFR 1 Month +0.694%), 8/20/2062	1,053,756
2,621,112		Series 2012-H24, Class FC, 5.846% (CME Term SOFR 1 Month +0.514%), 10/20/2062	2,609,655
1,704,610		Series 2012-H25, Class BF, 5.826% (CME Term SOFR 1 Month +0.494%), 9/20/2062	1,697,603
1,354,124		Series 2012-H29, Class BF, 5.786% (CME Term SOFR 1 Month +0.454%), 11/20/2062	1,348,057
2,070,089		Series 2012-H29, Class CF, 5.786% (CME Term SOFR 1 Month +0.454%), 2/20/2062	2,059,720
824,530		Series 2012-H30, Class SA, 5.816% (CME Term SOFR 1 Month +0.484%), 12/20/2062	820,830
1,569,058		Series 2012-H31, Class FA, 5.796% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,562,869
6,577,636		Series 2016-147, Class AF, 5.850% (CME Term SOFR 1 Month +0.514%), 10/20/2046	6,429,559
8,941,849		Series 2017-H08, Class FC, 6.046% (CME Term SOFR 1 Month +0.714%), 3/20/2067	8,924,645
6,256,152		Series 2019-10, Class FC, 5.900% (CME Term SOFR 1 Month +0.564%), 1/20/2049	6,149,097
16,234,008		Series 2021-H06, Class JF, 6.853% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,196,105
8,952,430		Series 2021-H06, Class TF, 6.853% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	8,947,145
7,704,246		Series 2022-H06, Class FL, 5.803% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	7,678,354
19,950,363		Series 2023-13, Class JF, 6.003% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	19,819,125
17,525,841		Series 2023-84, Class JF, 6.253% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	17,518,998
35,156,899		Series 2023-H01, Class FB, 6.203% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	35,293,923
44,580,216		Series 2024-44, Class KF, 6.203% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	44,561,180
39,670,792		Series 2024-97, Class BF, 6.500% (30-DAY AVERAGE SOFR +1.350%), 6/20/2054	39,741,985
		TOTAL	232,665,434
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $682,450,006)	680,652,724
		MORTGAGE-BACKED SECURITIES—15.4%
		Federal Home Loan Mortgage Corporation—5.5%
20,075,621		5.500%, 7/1/2053	20,214,580
15,759,504		6.000%, 9/1/2053	16,066,207
11,276,791		6.000%, 12/1/2053	11,482,158
19,294,914		6.000%, 3/1/2054	19,682,482
		TOTAL	67,445,427
		Federal National Mortgage Association—9.9%
1,252,739		3.500%, 9/1/2049	1,174,697
19,161,682		5.000%, 9/1/2053	19,015,929
10,053,445		5.500%, 2/1/2038	10,221,572
17,583,691		5.500%, 4/1/2038	17,877,749
23,918,278		5.500%, 12/1/2053	24,083,836
11,959,351		5.500%, 7/1/2054	12,053,343
20,339,090		6.000%, 1/1/2053	20,738,098
11,447,087		6.000%, 8/1/2053	11,677,019
5,693,507		6.500%, 5/1/2053	5,868,575
28,043		7.500%, 1/1/2032	29,283
57,759		7.500%, 8/1/2032	60,507
		TOTAL	122,800,608
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $188,712,157)	190,246,035

Principal Amount			Value
		U.S. TREASURIES—6.9%
		U.S. Treasury Bills—5.4%
$ 1,500,000		United States Treasury Bill, 4.755%, 2/6/2025	$ 1,469,248
1,000,000		United States Treasury Bill, 4.810%, 3/20/2025	976,151
6,000,000		United States Treasury Bill, 4.870%, 12/31/2024	5,903,183
1,000,000		United States Treasury Bill, 4.915%, 4/17/2025	972,331
2,000,000		United States Treasury Bill, 4.930%, 1/30/2025	1,960,847
6,000,000		United States Treasury Bill, 4.990%, 12/10/2024	5,919,758
5,000,000		United States Treasury Bill, 4.990%, 1/23/2025	4,906,333
5,000,000		United States Treasury Bill, 5.090%, 12/3/2024	4,937,812
2,000,000		United States Treasury Bill, 5.125%, 10/3/2024	1,991,414
16,000,000		United States Treasury Bill, 5.145%, 10/31/2024	15,868,122
12,000,000		United States Treasury Bill, 5.150%, 10/10/2024	11,936,590
5,000,000		United States Treasury Bill, 5.190%, 10/8/2024	4,975,057
5,000,000		United States Treasury Bill, 5.190%, 10/24/2024	4,963,744
		TOTAL	66,780,590
	[1]	U.S. Treasury Notes—1.5%
6,000,000		United States Treasury Floating Rate Notes, 5.169% (91-day T-Bill +0.125%), 9/4/2024	5,994,058
5,000,000		United States Treasury Floating Rate Notes, 5.184% (91-day T-Bill +0.140%), 9/4/2024	4,999,004
2,500,000		United States Treasury Floating Rate Notes, 5.213% (91-day T-Bill +0.169%), 9/4/2024	2,498,819
3,000,000		United States Treasury Floating Rate Notes, 5.214% (91-day T-Bill +0.170%), 9/4/2024	2,997,658
2,000,000		United States Treasury Floating Rate Notes, 5.244% (91-day T-Bill +0.200%), 9/4/2024	1,999,629
		TOTAL	18,489,168
		TOTAL U.S. TREASURIES (IDENTIFIED COST $85,241,018)	85,269,758
		GOVERNMENT AGENCIES—2.4%
		Federal Home Loan Bank System—0.4%
2,000,000		4.640%, 1/27/2025	1,961,175
2,000,000		4.735%, 11/8/2024	1,981,578
1,000,000		5.305%, 5/12/2025	1,001,296
		TOTAL	4,944,049
	[1]	Federal Home Loan Bank System Floating Rate Notes—2.0%
7,000,000		5.345% (SOFR +0.015%), 2/18/2025	6,999,627
8,000,000		5.350% (SOFR +0.020%), 3/13/2025	7,999,961
5,000,000		5.420% (SOFR +0.090%), 9/16/2024	4,999,861
2,000,000		5.430% (SOFR +0.100%), 10/7/2024	1,999,895
2,000,000		5.490% (SOFR +0.160%), 7/21/2025	1,998,167
1,000,000		5.495% (SOFR +0.165%), 9/5/2025	1,000,938
		TOTAL	24,998,449
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $29,943,692)	29,942,498
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
165,604		5.107%, 4/1/2033	163,051
8,760		6.340%, 2/1/2033	8,881
5,410		6.415%, 12/1/2032	5,485
39,929		6.573%, 5/1/2040	39,917
38,610		6.573%, 8/1/2040	38,587
250,953		7.016%, 8/1/2034	254,588
51,748		7.254%, 9/1/2035	53,236
5,940		7.307%, 8/1/2032	6,031
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $576,788)	569,776

Principal Amount		Value
	REPURCHASE AGREEMENTS—22.9%
$ 83,074,000
Interest in $778,000,000 joint repurchase agreement 5.33%, dated 8/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $778,460,749 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
3/1/2051 and the market value of those underlying securities was $794,029,964.
		$ 83,074,000
100,000,000	Interest in $3,250,000,000 joint repurchase agreement 5.33%, dated 8/30/2024 under which Bank of Montreal will repurchase securities provided as collateral for $3,251,924,722 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/20/2054 and the market value of those underlying securities was $3,317,304,866.	100,000,000
100,000,000	Interest in $1,100,000,000 joint repurchase agreement 5.33%, dated 8/30/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,651,444 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2054 and the market value of those underlying securities was $1,122,000,000.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $283,074,000)	283,074,000
	TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $1,269,997,661)	1,269,754,791
	OTHER ASSETS AND LIABILITIES - NET—(2.8)%[2]	(35,153,891)
	TOTAL NET ASSETS—100%	$1,234,600,900

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
SOFR	—Secured Overnight Financing Rate